Financial assets held under resale agreements - Schedule of financial instruments held under resale agreements explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	¥ 657,033	¥ 28,834	¥ 40,023	¥ 7,899,527
Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	657,033	28,834	40,023
Unlisted securities [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	407,001	0	0
Listed securities [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	250,000	28,834	40,000
Interest receivable [Member] | Financial Assets Held Resale Agreement [Member]
Schedule of financial instruments held under resale agreements [Line Items]
Financial assets held under resale agreements	¥ 32	¥ 0	¥ 23